Consolidated Statements of Operations - USD ($)	12 Months Ended
	Jul. 31, 2022	Jul. 31, 2021
Income Statement [Abstract]
Revenue
Expenses:
Research and development	25,821,543	34,097,641
General and administrative	11,190,519	14,282,417
Loss from operations	(37,012,062)	(48,380,058)
Gain on extinguishment of debt		960,790
Other (loss) income, net	28,857	(704)
Interest expense	(20,925)	(15,857)
Foreign currency exchange loss	(509,652)	(144,085)
Loss before income taxes	(37,513,782)	(47,579,914)
Income tax benefit	(3,334,148)	(2,412,183)
Net loss	$ (34,179,634)	$ (45,167,731)
Basic and diluted net loss per common share	$ (19.13)	$ (30.20)
Weighted average shares used in computing basic and diluted net loss per common share	1,786,557	1,495,608